Equity - Capital reserves (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cashless exercises of warrants	€ (3,186)
Equity component of convertible loans (net of tax)		€ 87
Capital reserve
Cashless exercises of warrants	€ (3,077)	383
Equity component of convertible loans (net of tax)		€ 87